Related-party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related-party Transactions
Related-party Transactions

18.Related-party Transactions

During the three months ended March 31, 2025 and 2024, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transaction in the notes to its financial statements.

18.Related-party Transactions

During the years ended December 31, 2024 and 2023, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transaction in the notes to its financial statements.